Other Financial Assets at Amortised Cost	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Amortised Cost	13. OTHER FINANCIAL ASSETS AT AMORTISED COST

	30 June 2022	31 December 2021
	£m	£m
Asset backed securities	94	443
Debt securities	62	63
	156	506